Note D - Investments In Real Estate Loans (Detail) - Non-Performing Loans (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Number Of Non-Performing Loans	19	24	18
Allowance for Loan Losses	$ 3,573,000 [1]	$ 26,247,000
Commercial Loans [Member] | Non Performing Loans [Member]
Number Of Non-Performing Loans		5	5
Balance		29,564,000	21,079,000
Allowance for Loan Losses		(19,570,000)	(19,541,000)
Net Balance		9,994,000	1,538,000
Commercial Loans [Member]
Number Of Non-Performing Loans		19	13
Construction Loans [Member] | Non Performing Loans [Member]
Number Of Non-Performing Loans			1
Balance			2,896,000
Allowance for Loan Losses			(2,736,000)
Net Balance			160,000
Construction Loans [Member]
Number Of Non-Performing Loans			2
Non Performing Loans [Member]
Number Of Non-Performing Loans		5	6
Balance		29,564,000	23,975,000
Allowance for Loan Losses		(19,570,000)	(22,277,000)
Net Balance		$ 9,994,000	1,698,000

[1]	Please refer to Specific Reserve Allowances below.